Expense Example {- Fidelity Emerging Markets Fund} - 10.31 Fidelity Emerging Markets Fund K PRO-07 - Fidelity Emerging Markets Fund - Fidelity Emerging Markets Fund-Class K	Dec. 30, 2020 USD ($)
Expense Example:
1 year	$ 82
3 years	255
5 years	444
10 years	$ 990